RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Schedule of related party transactions
A summary of net amounts incurred from related parties for the years ended December 31, 2013, 2012 and 2011 are as follows:

(in thousands of $)	2013	2012	2011
Management fee expense - Frontline Ltd.	50	50	50
Technical management fee – SeaTeam Singapore Pte. Limited	205	—	—

Related Party Receivables, Current [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions	Amounts due from related parties at December 31 are as follows:

	2013	2012
SeaTeam Singapore Pte. Limited	135	—
ITCL	806	—
	941	—

Due to Related Parties, Current [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions	Amounts due to related parties at December 31, 2013 are as follows:

	2013	2012
ITCL	—	479
Frontline Ltd.	47	96
	47	575